Equity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company's share of undistributed earnings for equity affiliates	$ 34,359	$ 33,570
Shares remaining available for issuance (in shares)	578,044
Shares available for issuance (in shares)	1,600,000
Chevron Long-Term Incentive Plan (LTIP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares remaining available for issuance (in shares)	101,000,000
Chevron Long-Term Incentive Plan (LTIP) | From May 2022 through May 2032 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares remaining available for issuance (in shares)	104,000,000